Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				9 Months Ended		12 Months Ended
	May 21, 2024	Apr. 30, 2024	Mar. 18, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Apr. 30, 2025	Apr. 04, 2025
Class of Stock [Line Items]
Preferred stock, shares issued				0
Preferred stock, shares outstanding				0
Net proceeds from private placement						$ 3,286
Settlement of accounts payable				$ 376	$ 3,590	$ 3,862	$ 1,390
Warrant purchase						201,965	239,464
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.8202	$ 0.8202
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term				6 years 1 month 6 days		6 years 9 months 18 days
Registration rights agreement						$ 5
Payments for Other Fees	$ 8,000					$ 8,000
Minimum [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.01	$ 0.01
Maximum [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 2.00	$ 3.00
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding						0
Preferred Stock, Shares Authorized						10,000,000
Warrant [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term						5 years
Private Placement [Member]
Class of Stock [Line Items]
Issuance of common stock, shares					482,171
Net proceeds from private placement					$ 3,286	$ 6	$ 13,396
Warrant purchase					27,413
Share price					$ 0.01
Private Placement [Member] | Warrant [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term						1 year
Private Placement [Member] | Warrant [Member] | Minimum [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term							1 year
Private Placement [Member] | Warrant [Member] | Maximum [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term							2 years
Board of Directors Chairman [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share						$ 0.00001
Common Class A [Member]
Class of Stock [Line Items]
Issuance of common stock, shares		9,500,000		642,809		370,000
Net proceeds from private placement						$ 192
Recognized gain				$ 147
Warrant purchase					130,000			682,760	1,026,860
Common Stock, Shares Authorized				285,000,000		285,000,000	285,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.01	$ 18.00		$ 1.39
Other Commitment						$ 1,500
Cash from aggregate purchase price						30.00%
Legal Fees						$ 75
Common Class A [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock, shares			9,500,000			36,367
Proceeds from Issuance Initial Public Offering						$ 73
Payments for Other Fees						$ 1,577
Common Class A [Member] | Private Placement [Member]
Class of Stock [Line Items]
Warrant purchase						407,000
Share price						$ 1.18
Common Class A [Member] | Unaffiliated Investors [Member]
Class of Stock [Line Items]
Issuance of common stock, shares				521,739
Net proceeds from private placement				$ 600
Common Class A [Member] | Vendors [Member]
Class of Stock [Line Items]
Issuance of common stock, shares				610,586
Settlement of accounts payable				$ 700
Common Class B [Member]
Class of Stock [Line Items]
Conversion of shares				125,000
Common Stock, Shares Authorized				5,000,000		5,000,000	5,000,000
Series A Redeemable Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion						2,254,901
Common Stock [Member]
Class of Stock [Line Items]
Warrant purchase							605,000
Sale of Stock, Number of Shares Issued in Transaction						482,171
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.01
Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Issuance of common stock, shares							1,958,312
Warrant purchase							560,000
Share price							$ 0.01
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted						27,413